EQUITY COMPENSATION PLAN (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Schedule of Stock Options Activity
A summary of the Company’s stock option activity under its 2017 Plan for the year ended December 31, 2024 is as follows (in thousands, except for per share data):

	Number of Shares	Weighted Average Exercise Price
Outstanding as of December 31, 2023	6,494	$23.22
Exercised	(3,449)	$21.11
Forfeited	(9)	$32.03
Settled in connection with the Merger	(2,884)	$24.75
Canceled in connection with the Merger	(152)	$41.56
Outstanding as of December 31, 2024	—
Vested and exercisable as of December 31, 2024	—
A summary of the Company’s stock option activity under its 2024 Plan for the year ended December 31, 2024 is as follows (in thousands, except for per share data and years):

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (In Years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2023	—
Granted	3,700	$15.84
Forfeited	(40)	$15.86
Outstanding as of December 31, 2024	3,660	$15.84	9.4	$46
Vested and exercisable as of December 31, 2024	—

Schedule of Weighted-Average Assumptions Used to Estimate Fair Value
The weighted-average assumptions used by the Company to estimate the fair value of stock option grants using the Black-Scholes option pricing model, as well as the resulting weighted-average fair value for the year ended December 31, 2023 were as follows.

YEAR ENDED DECEMBER 31, 2023
Risk-free interest rate	3.77%
Expected volatility	84.31%
Expected dividend yield	—%
Expected term	6.08
Weighted average fair value	$16.88
The weighted-average assumptions used by the Company to estimate the fair value of stock option grants using the Black-Scholes option pricing model, as well as the resulting weighted-average fair value, for the year ended December 31, 2024 were as follows:

YEAR ENDED DECEMBER 31, 2024
Risk-free interest rate	4.56%
Expected volatility	86.32%
Expected dividend yield	—%
Expected term (in years)	6.06
Weighted average fair value	$11.89

Schedule of Stock-Based Compensation Expense
Stock-based compensation expense for stock options under the 2017 Plan consisted of the following (in thousands):

	YEAR ENDED DECEMBER 31,
	2024	2023
Research and development	$32,809	$16,630
General and administrative	18,725	8,216
Total stock-based compensation expense	$51,534	$24,846
Stock-based compensation expense for stock options under the 2024 Plan consisted of the following (in thousands):

YEAR ENDED DECEMBER 31, 2024
Research and development	$4,066
General and administrative	2,918
Total stock-based compensation expense	$6,984